Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.66	$ 0.60	$ 0.58
Purchase of treasury stock (in shares)	4,870	349,029	261,079